Trade and Other Receivables - Summary of Aging of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Allowance for expected credit losses	$ (12,430)	$ (13,180)	$ (13,256)
Net accounts receivable	245,756	177,321
Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	258,186	190,501
Past due 1-30 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	33,721	23,537
Past due 31-90 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	17,506	17,151
Past Due 91 Days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	37,370	22,767
Financial Assets Neither Past Due nor Impaired [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	$ 169,589	$ 127,046